Stock-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Granted, Value, Share-based Compensation, Gross	$ 1,000,000	$ 1,000,000	$ 5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 11 months
Common Stock, Shares, Issued	323,337,912	323,337,912
Pre-tax stock-based compensation	14,921,000	18,227,000	18,948,000
Income Tax	(5,759,000)	(6,061,000)	(6,170,000)
Stock-based compensation expense, net of tax	9,162,000	12,166,000	12,778,000
Unrecognized compensation costs [Abstract]
Shares Available for future grants	19,180,600
Summary information about restricted stock unit transactions [Roll Forward]
Unrecognized Compensation Cost	1,000,000
Weighted Average Period	1 year 1 month
Intrinsic Value of restricted stock outstanding	45,000,000
Intrinisic value of restricted stock vested	15,000,000	11,000,000	13,000,000
Stock Options Transactions Weighted Average Price per Share [Roll Forward]
Closing Balance	$ 34.90
Options exercisable at the end of the year	$ 36.84
Stock Options Transactions Shares [Roll Forward]
Closing Balance	12,396,894
Options exercisable at the end of the year	10,864,753
Options Outstanding number of shares	12,396,894
Options Oustanding Per Share Weighted Average Exercise Price	$ 34.90
Options exercisable number of shares	10,864,753
Options exercisable Per share Weighted Average Exercise Price	$ 36.84
Weighted average remaining contractual life of the options exercisable	3 years 4 months
The fair value of stock options granted and related assumptions [Abstract]
Expected dividend yield	6.70%
Expected stock price volatility	29.70%
Employee Stock Ownership Plan Esop Disclosures [Abstract]
Granted Rights to purchase shares	222,159	291,859
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	18,000,000	13,000,000	15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Market Stock Units, Outstanding, Intrinsic Value	4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	3,000,000
Directors Plan [Member]
Summary information about restricted stock unit transactions [Roll Forward]
Annual grant of restricted common stock to non employee directors	19,800	26,653
US ESPP
Employee Stock Ownership Plan Esop Disclosures [Abstract]
Employee Stock Purchase Plan Discounted Offering Price Of Commons Stock	95.00%
Grant Rights to purchase maximum number of common stock	4,594,776
Range Of Per Share $13.39 To $22.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	7 years 7 months
Stock Options Transactions Weighted Average Price per Share [Roll Forward]
Closing Balance	$ 20.32
Options exercisable at the end of the year	$ 21.42
Stock Options Transactions Shares [Roll Forward]
Closing Balance	2,401,807
Options exercisable at the end of the year	1,411,807
Options Outstanding number of shares	2,401,807
Options Oustanding Per Share Weighted Average Exercise Price	$ 20.32
Options exercisable number of shares	1,411,807
Options exercisable Per share Weighted Average Exercise Price	$ 21.42
Weighted average remaining contractual life of the options exercisable	6 years 7 months
Range Of Per Share $23.00 To $30.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 4 months
Stock Options Transactions Weighted Average Price per Share [Roll Forward]
Closing Balance	$ 25.32
Options exercisable at the end of the year	$ 25.28
Stock Options Transactions Shares [Roll Forward]
Closing Balance	2,462,402
Options exercisable at the end of the year	1,920,261
Options Outstanding number of shares	2,462,402
Options Oustanding Per Share Weighted Average Exercise Price	$ 25.32
Options exercisable number of shares	1,920,261
Options exercisable Per share Weighted Average Exercise Price	$ 25.28
Weighted average remaining contractual life of the options exercisable	5 years 11 months
Range Of Per Share $31.00 To $38.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 1 month
Stock Options Transactions Weighted Average Price per Share [Roll Forward]
Closing Balance	$ 36.86
Options exercisable at the end of the year	$ 36.86
Stock Options Transactions Shares [Roll Forward]
Closing Balance	1,535,814
Options exercisable at the end of the year	1,535,814
Options Outstanding number of shares	1,535,814
Options Oustanding Per Share Weighted Average Exercise Price	$ 36.86
Options exercisable number of shares	1,535,814
Options exercisable Per share Weighted Average Exercise Price	$ 36.86
Weighted average remaining contractual life of the options exercisable	4 years 1 month
Range Of Per Share $39.00 To $48.03
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 5 months
Stock Options Transactions Weighted Average Price per Share [Roll Forward]
Closing Balance	$ 44.16
Options exercisable at the end of the year	$ 44.16
Stock Options Transactions Shares [Roll Forward]
Closing Balance	5,996,871
Options exercisable at the end of the year	5,996,871
Options Outstanding number of shares	5,996,871
Options Oustanding Per Share Weighted Average Exercise Price	$ 44.16
Options exercisable number of shares	5,996,871
Options exercisable Per share Weighted Average Exercise Price	$ 44.16
Weighted average remaining contractual life of the options exercisable	1 year 5 months
Cost of equipment sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax stock-based compensation	886,000	1,212,000	1,292,000
Cost of support services
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax stock-based compensation	382,000	522,000	557,000
Cost of business services
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax stock-based compensation	527,000	721,000	770,000
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax stock-based compensation	11,099,000	15,176,000	15,689,000
Research and development expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax stock-based compensation	435,000	596,000	640,000
Preference Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding	21,838	23,928
Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding	74	85
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Issued	323,337,912
Market Stock Units [Member]
Summary information about restricted stock unit transactions [Roll Forward]
Restricted stock units outstanding beginning	198,145	0
Annual grant of restricted common stock to non employee directors	0	205,013
Forfeited	(9,718)	(6,868)
Restricted stock units outstanding ending	188,427	198,145
Summary information about restricted stock unit weighted average grant date fair value [Roll Forward]
Restricted stock units weighted average grant date fair value - Beginning	$ 17.91	$ 0.00
Granted weighted average grant date fair value	$ 0.00	$ 17.91
Forfeited weighted average grant date fair value	$ 17.91	$ 17.91
Restricted stock units weighted average grant date fair value - Ending	$ 17.91	$ 17.91
The fair value of stock options granted and related assumptions [Abstract]
Risk-free interest rate	0.40%
Restricted Stock [Member]
Summary information about restricted stock unit transactions [Roll Forward]
Restricted stock units outstanding beginning	1,909,160	1,629,055
Annual grant of restricted common stock to non employee directors	1,365,798	999,381
Vested	(1,049,572)	(598,543)
Forfeited	(284,074)	(120,733)
Restricted stock units outstanding ending	1,941,312	1,909,160
Unrecognized Compensation Cost	12,000,000
Weighted Average Period	2 years 2 months
Summary information about restricted stock unit weighted average grant date fair value [Roll Forward]
Restricted stock units weighted average grant date fair value - Beginning	$ 17.68	$ 22.33
Granted weighted average grant date fair value	$ 10.37	$ 14.72
Vested weighted average grant date fair value	$ 17.52	$ 22.27
Forfeited weighted average grant date fair value	$ 13.33	$ 18.75
Restricted stock units weighted average grant date fair value - Ending	$ 13.19	$ 17.68
Stock Compensation Plan [Member]
Summary information about restricted stock unit transactions [Roll Forward]
Unrecognized Compensation Cost	1,000,000
Weighted Average Period	2 years 9 months 18 days
Stock Options Transactions Weighted Average Price per Share [Roll Forward]
Opening Balance	$ 35.28	$ 36.42
Granted	$ 21.93	$ 15.71
Exercised	$ 22.09	$ 0.00
Canceled	$ 32.93	$ 36.15
Forfeited	$ 32.39	$ 40.20
Closing Balance	$ 34.90	$ 35.28	$ 36.42
Options exercisable at the end of the year	$ 36.84	$ 37.44
Stock Options Transactions Shares [Roll Forward]
Opening Balance	13,653,245	14,471,464
Granted	800,000	600,000
Exercised	(35,461)	0
Canceled	(628,731)	(525,361)
Forfeited	(1,392,159)	(892,858)
Closing Balance	12,396,894	13,653,245	14,471,464
Options exercisable at the end of the year	10,864,753	11,762,341
Options Outstanding number of shares	12,396,894	13,653,245	14,471,464
Options Oustanding Per Share Weighted Average Exercise Price	$ 34.90	$ 35.28	$ 36.42
Options exercisable number of shares	10,864,753	11,762,341
Options exercisable Per share Weighted Average Exercise Price	$ 36.84	$ 37.44
The fair value of stock options granted and related assumptions [Abstract]
Expected dividend yield	7.68%	9.32%	6.10%
Expected stock price volatility	29.49%	30.03%	26.10%
Risk-free interest rate	1.83%	1.21%	3.30%
Expected life	7 years 11 months	7 years 11 months	7 years 5 months
Weighted-average fair value per option granted	$ 0.88	$ 0.48	$ 3.45
Discontinued Operations [Member] | Research and development expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax stock-based compensation	$ 1,592,000	$ 0	$ 0